KPMG LLP
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Independent Accountant’s Report on Applying Agreed-Upon Procedures

Goal Structured Solutions, Inc. (the “Company”)

Merrill Lynch, Pierce, Fenner & Smith Incorporated

(together, the “Specified Parties”)

Re:	Goal Structured Solutions Trust 2016-B, Private Credit Student Loan Backed Notes (the “Notes”) – Student Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “Data File” means an electronic data file, provided to us by the Company, containing certain information related to 14,429 student loans and their related attributes as of October 31, 2016 (the “Cutoff Date”) which are serviced by Navient Solutions, Inc. (the “Servicer”) on behalf of the Company.
•	The terms “FDR System” and “CLASS System” mean the Servicer’s servicing systems.
•	The term “CARES System” means the Servicer’s customer contact records maintenance system.
•	The term “EDW Prod System” means the Servicer’s loan detail database.
•	The term “Selected Student Loans” means a sample of 175 student loans, which we were instructed by the Company to randomly select from the Data File. The Company did not inform us as to the basis for how they selected the number of student loans that we were instructed to randomly select from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A.
•	The term “Loan File” means any file containing some or all of the following documents: Executed Promissory Note, #BS5 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #CHD Screen, #CSS Screen, #CPH Screen, #CMI Screen, #BS3 Screen, #NPO Screen, #BS1 Screen,#ANS Screen , #ANH Screen, and #NM CR Screen in the FDR System, the CARES System, the EDW Prod System, and School Profile Screen (#728) and Loan Disbursement Data Screen in the CLASS System.The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the FDR System, CLASS System, the CARES System or the EDW Prod System. We make no representation regarding the validity or accuracy of these documents.

The Company is responsible for the Data File.

For each Selected Student Loan, we compared the attributes listed below to the corresponding information appearing in the applicable Loan File.

The Specified Parties indicated that the absence of any of the Loan File information or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified constituted an exception. The Loan File information is listed in the order of priority until such attribute was compared. The Screens listed below are contained in the FDR System, unless noted otherwise.

Attribute	Loan File
First Disbursement Date	“1ST ACTIVE DATE” field on #BS5 Screen
Maturity Date	“MATURITY DT” field on #EDH Screen
Original Loan Balance	“TOTALDISB” field in the “DISBMNTS” option of #HDI Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen
Monthly Payment	“MPD DT/AMT” field on #CHD Screen, the fourth number from the right on the bottom of #CSS Screen
Last Payment Date	Date on #CSS Screen,“POST DATE” field on #CPH Screen, and instructions provided by the Company described below
Interest Rate	“INT RT” field on #EDH Screen and instructions provided by the Company described below
Loan Repayment Term	“#9” field on #NM CC Screen, “MEMO TEXT” field on #CMI Screen, “Comment” field on CARES System and instructions provided by the Company described below
Recomputed Remaining Term	“DATE” and “MATURITY DT” fields on #EDH Screen, Due Date on #CSS Screen, and instructions

Attribute	Loan File
provided by the Company described below
Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen, “CURR LOAN STAT” field on #EDH Screen, and instructions provided by the Company described below
Recomputed Current Status End Date	“MATURITY DT” field on #EDH Screen, “Method Override End Date” on #NPO Screen, and instructions provided by the Company described below
Current Loan Balance or Recomputed Current Loan Balance	“Current Loan Balance” on #CSS Screen, “PAYMENT” field on #CSS Screen, “Repayment Fee” amount in “JRNL_1_AMT” field on the EDW Prod System, and instructions provided by the Company described below
State	State information on #BS1 Screen
School Code	“MISC FIELD 5” field on #BS3 Screen and instructions provided by the Company described below
School Type	“SCHL TYPE” field on School Profile Screen (#728) within the CLASS System and instructions provided by the Company described below
Borrower Original FICO Score	“SCR01” field in the “FICO INFO” option on #HDI Screen
Co-Borrower Original FICO Score	“SCR02” field in the “FICO INFO” option on #HDI Screen, “CB CD” field on #ANS Screen and “ROLE END” field in #ANH Screen, and instructions provided by the Company described below
Recent Borrower FICO Score	“CREDIT BUREAU SCORE” field on #NM CR Screen, “DATE CB SCORE GENERATED” field on #NM CR Screen, and instructions provided by the Company described below
Date of Recent Borrower FICO Score	“DATE CB SCORE GENERATED” field on #NM CR Screen and instructions provided by the Company described below
Recent Co-Borrower FICO Score	“COSCRDT” field in the “FICO INFO” option on #HDI Screen, “COSDATE” field in the “FICO INFO” option on #HDI Screen, and instructions provided by the Company described below
Date of Recent Co-Borrower’s FICO Score	“COSDATE” field in the “FICO INFO” option on #HDI Screen and instructions provided by the Company described below
Presence of Executed Promissory Note	Promissory Note, “INS PREM” field on the Loan Disbursement Data Screen within the CLASS System, and instructions provided by the Company described below

For purposes of comparing Last Payment Date, we were instructed by the Company to compare the Last Payment Date in the “CHD_DATE_LAST_PAYMENT” field in the Data File to either the date on the top left of the fourth row on #CSS Screen or the last “POST DATE” before the Cutoff Date on #CPH Screen. The Company informed us that the date in the #CSS Screen only shows the day and month; as such, we were instructed by the Company to assume the year to be 2016 for the date listed on the #CSS Screen.

For purposes of comparing Interest Rate, we were instructed by the Company to compare the Interest Rate in the “LOAN_ACTL_INT_RT” field in the Data File to the “INT RT” field on the #EDH Screen that corresponded to the most recent date in the “DATE” field before the Cutoff Date on the #EDH Screen.

For purposes of comparing Loan Repayment Term, we were informed by the Company that the Loan Repayment Term for Selected Student Loan #29 had been extended after the Cutoff Date per the “MEMO TEXT” field on the #CMI Screen within the FDR System and the “Comment” field in the CARES System. This was not considered an exception.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute the Remaining Term (“Recomputed Remaining Term”) as follows:

•	Subtract (i) the last date under the “DATE” field on the #EDH Screen before the Cutoff Date from (ii) the date that is one month after the “MATURITY DT” on the #EDH Screen, and
•	Divide the result by the average number of days in a month (i.e., 30.4375).
•	If the Cutoff Date was later than the “Due Date” information on the #CSS Screen, we were instructed by the Company to subtract one month from the calculation above.

We compared the Recomputed Remaining Term to the corresponding information appearing in the “LOAN_RPMT_TERM_RMNG_MO_CNT” field in the Data File.

For purposes of comparing Loan Status, if the “MISC FIELD 2” field on the #BS3 screen indicated “D0000,” we were instructed by the Company to compare the Loan Status in the “LOAN_STAT_CD” field in the Data File to the “CURR LOAN STAT” field on the #EDH Screen. For all Selected Student Loans, the “MISC FIELD 2” was “D0000.”

For purposes of comparing Current Status End Date, we were instructed by the Company to recompute the Current Status End Date (“Recomputed Current Status End Date”) as follows:

•	If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “SSPA,” or “SSPB,” the Current Status End Date is one month after the “MATURITY DT” on the #EDH Screen ; or
•	If the “CURR LOAN STAT” field on the #EDH Screen was “DSCH,” “FRAM,” or “FRAB,” the Current Status End Date is the “Method Override End Date,” which is the date in the “OVERRIDE” column of the “RULS MIN PAY” field on the #NPO Screen.

We compared the Recomputed Current Status End Date to the “CURR_LOAN_STAT_END_DT” field in the Data File.

For purposes of comparing Current Loan Balance, we were instructed by the Company to compare the Current Loan Balance in the “LOAN_OSTD_PRIN_AMT” field in the Data File to the “Current Loan Balance” information on the #CSS Screen. In the event the Current Loan Balance in the Data File did not agree with the corresponding information on the #CSS Screen, we were instructed by the Company to recompute the Current Loan Balance (the “Recomputed Current Loan Balance”) within $0.01, as follows:

•	Current Loan Balance on the #CSS Screen minus (a) the payment amount (identified by “PAYMENT” field on the #CSS Screen) that was made after the “CYCLEDATE” and before the Cutoff Date (identified by the “DATE” field on the #EDH Screen) minus (b) the interest accrued amount, which is a product of (i) the Interest Rate information in the Data File, (ii) the Current Loan Balance information on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the “CYCLE

DATE” on the #EDH Screen and the “PAYMENT” date on the #CSS Screen and the denominator of 366 (i.e., the total number of days in the 2016 calendar year); or
•	Current Loan Balance on the #CSS Screen plus any Repayment Fee amount in the “JRNL_1_AMT” field on the EDW Prod System.

We compared the Recompute Current Loan Balance to the Current Loan Balance in the Data File.

For purposes of comparing School Code, we were instructed by the Company to compare the School Code in the “SCHL_ID” field in the Data File to the first 6 digits of the number in the “MISC FIELD 5” field on the #BS3 Screen.

For purposes of comparing School Type, we were instructed by the Company to enter the School Code in the “SCHL_ID” field in the Data File into the School Profile Screen (#728) in the CLASS System and compare the information in the “SCHL TYPE” field on the School Profile Screen to the “SCHL_TYPE_CD” field in the Data File.

For purposes of comparing Co-Borrower Original FICO Score, for Selected Student Loans #14 and #19, which had released co-borrowers (shown as “Z” in the “CB_CD” field on the #ANS Screen) before the Cutoff Date (the “ROLE END” field on the #ANH Screen), we were instructed by the Company not to perform the procedures on the Selected Student Loans.

For purposes of comparing Recent Borrower FICO Score and Date of Recent Borrower FICO Score, we were informed by the Company that if the “DATE CB SCORE GENERATED” field on the #NM CR Screen was later than the Cutoff Date, the “CREDIT BUREAU SCORE” field on the #NM CR Screen would display a more recent FICO Score than the FICO Score listed in the “RCNT_BORR_CRDT_SCOR_NBR” field in the Data File. For 97 Selected Student Loans with a “DATE CB SCORE GENERATED” later than the Cutoff Date, the Company instructed us not to perform procedures related to these Selected Student Loans.

For purposes of comparing Date of Recent Borrower FICO Score, we were informed by the Company that if the “DATE CB SCORE GENERATED” field on the #NM CR Screen was six (6) days after the date in “RCNT_BORR_CRDT_PULL_DT” field in the Data File, it was due to a timing lag in loading the data to the FDR System. We noted the “DATE CB SCORE GENERATED” for 46 Selected Student Loans was six (6) days after the date in the “RCNT_BORR_CRDT_PULL_DT” field in the Data File.

For purposes of comparing Recent Co-Borrower FICO Score and Date of Recent Co-Borrower FICO Score, we were informed by the Company that if the “COSDATE” field in the “FICO INFO” option on the #HDI Screen was later than the Cutoff Date, the “COSCRDT” field in the “FICO INFO” option on the #HDI Screen would display a more recent FICO Score than the one listed in the Data File. For 71 Selected Student Loans with a “COSDATE” later than the Cutoff Date, the Company instructed us not to perform procedures related to these Selected Student Loans.

For purposes of comparing Date of Recent Co-Borrower’s FICO Score, we were informed by the Company that if the “COSDATE” field in the “FICO INFO” option on the #HDI Screen was six (6) days later than the date in the “RCNT_CBOR_CRDT_PULL_DT” field in the Data File, it was due to a timing lag in loading the data to the FDR System. We noted the “COSDATE” for 49 Selected Student Loans was six (6) days later than the date in the “RCNT_CBOR_CRDT_PULL_DT” field in the Data File.

For purposes of comparing Presence of Executed Promissory Note, we were instructed by the Company to observe the following information on the Executed Promissory Note:

•	the social security number of the borrower in the “BORR_SSN” field in the Data File agreed with the corresponding information on the Promissory Note;
•	the First Disbursement Date in the “LOAN_FRST_DISB_DT” field in the Data File was within 180 days from the signature date on the Promissory Note;
•	the Original Loan Balance in the Data File was equal to the sum of the Loan Amount Request indicated on the Promissory Note and any applicable supplemental fee as shown in “INS PREM” field on the Loan Disbursement Data Screen in the CLASS System; and,
•	the Promissory Note was electronically or physically signed by the Borrower. We performed no procedures to assess compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signature(s).

The information regarding the Selected Student Loan was found to be in agreement with the respective information in the Loan Files, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File, and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or any data and documents furnished to us by the Company, which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

December 7, 2016

Exhibit A

The Selected Student Loans

Selected Student Loan #	Selected Student Loan ID	Selected Student Loan #	Selected Student Loan ID	Selected Student Loan #	Selected Student Loan ID	Selected Student Loan #	Selected Student Loan ID	Selected Student Loan #	Selected Student Loan ID
1	2016B001	36	2016B036	71	2016B071	106	2016B106	141	2016B141
2	2016B002	37	2016B037	72	2016B072	107	2016B107	142	2016B142
3	2016B003	38	2016B038	73	2016B073	108	2016B108	143	2016B143
4	2016B004	39	2016B039	74	2016B074	109	2016B109	144	2016B144
5	2016B005	40	2012B040	75	2016B075	110	2016B110	145	2016B145
6	2016B006	41	2016B041	76	2016B076	111	2016B111	146	2016B146
7	2016B007	42	2016B042	77	2016B077	112	2016B112	147	2016B147
8	2016B008	43	2016B043	78	2016B078	113	2016B113	148	2016B148
9	2016B009	44	2016B044	79	2016B079	114	2016B114	149	2016B149
10	2016B010	45	2016B045	80	2016B080	115	2016B115	150	2016B150
11	2016B011	46	2016B046	81	2016B081	116	2016B116	151	2016B151
12	2016B012	47	2016B047	82	2016B082	117	2016B117	152	2016B152
13	2016B013	48	2016B048	83	2016B083	118	2016B118	153	2016B153
14	2016B014	49	2016B049	84	2016B084	119	2016B119	154	2016B154
15	2016B015	50	2016B050	85	2016B085	120	2016B120	155	2016B155
16	2016B016	51	2016B051	86	2016B086	121	2016B121	156	2016B156
17	2016B017	52	2016B052	87	2016B087	122	2016B122	157	2016B157
18	2016B018	53	2016B053	88	2016B088	123	2016B123	158	2016B158
19	2016B019	54	2016B054	89	2016B089	124	2016B124	159	2016B159
20	2016B010	55	2016B055	90	2016B090	125	2016B125	160	2016B160
21	2016B021	56	2016B056	91	2016B091	126	2016B126	161	2016B161
22	2016B022	57	2016B057	92	2016B092	127	2016B127	162	2016B162
23	2016B023	58	2016B058	93	2016B093	128	2016B128	163	2016B163
24	2016B024	59	2016B059	94	2016B094	129	2016B129	164	2016B164
25	2016B025	60	2016B060	95	2016B095	130	2016B130	165	2016B165
26	2016B026	61	2016B061	96	2016B096	131	2016B131	166	2016B166
27	2016B027	62	2016B062	97	2016B097	132	2016B132	167	2016B167
28	2016B028	63	2016B063	98	2016B098	133	2016B133	168	2016B168
29	2016B029	64	2016B064	99	2016B099	134	2016B134	169	2016B169
30	2016B030	65	2016B065	100	2016B100	135	2016B135	170	2016B170
31	2016B031	66	2016B066	101	2016B101	136	2016B136	171	2016B171
32	2016B032	67	2016B067	102	2016B102	137	2016B137	172	2016B172
33	2016B033	68	2016B068	103	2016B103	138	2016B138	173	2016B173
34	2016B034	69	2016B069	104	2016B104	139	2016B139	174	2016B174
35	2016B035	70	2016B070	105	2016B105	140	2016B140	175	2016B175

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan IDs referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B
Exception List

Selected Student Loan #	Selected Student Loan ID	Attribute	Per Data File	Per Loan File
6	2016B006	School Type	T	Blank
28	2016B028	School Type	T	Blank
66	2016B066	Co-Borrower Original FICO Score	0	800
72	2016B072	Co-Borrower Original FICO Score	0	650